Risk Management - Cross currency swap contracts - Notional Amounts and Loss of Fair Value (Details) - Cross currency swap contracts ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Notional value		$ 979,156,000	$ 854,404,000		$ 1,829,517,000
Gain recognized in other gains or losses, net (hedging instrument)	$ 2,300,000
Losses on financial liabilities at fair value through profit or loss		2,200,000	15,000,000
Buy
Disclosure of financial liabilities [line items]
Notional value		979,200,000	$ 854,400,000	¥ 9,527.5	1,388,200,000
Sell
Disclosure of financial liabilities [line items]
Notional value		$ 0		¥ 3,028.8	$ 441,300,000